Stock Incentive Plan - Schedule of Stock Option Activity (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Beginning Balance	26,835
Exercised	(3,000)
Ending Balance	26,355		28,680
Stock options [Member]
Schedule Of Stock Option Activity [Line Items]
Beginning Balance	23,835	28,680	34,062	175,638
Granted			1,550	2,000
Exercised			(2,000)	(1,000)
Exchanged			(825)	(61,868)
Forfeited/expired	(480)	4,845	4,107	80,708
Ending Balance	23,355	23,835	28,680	34,062